Derivative instruments - Summary of Detailed Information About Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Credit exposure	$ 994,544	$ 1,054,714
Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	6,589	8,654
Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	3,189	2,619
Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	880	1,051
Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	2,520	4,984
CA | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	3,191	3,428
CA | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,509	1,245
CA | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	829	1,016
CA | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	853	1,167
US | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	2,197	3,470
US | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,029	223
US | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	1,168	3,247
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure	1,201	1,756
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	651	1,151
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	51	35
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure	$ 499	$ 570